UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             2/16/10
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  30
Form 13F Information Table Value Total:  $6,390,101
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Advent Software,
Inc.                 COM      007974108     293,720   7,211,400   SH              DEFINED        1          7,211,400
------------------------------------------------------------------------------------------------------------------------------------
Advent Software,
Inc.                 COM      007974108      26,259     644,700   SH              DEFINED        2            644,700
------------------------------------------------------------------------------------------------------------------------------------
BPZ Resources, Inc.  COM      055639108      97,661  10,280,113   SH              DEFINED        1         10,280,113
------------------------------------------------------------------------------------------------------------------------------------
BPZ Resources, Inc.  COM      055639108       3,364     354,100   SH              DEFINED        2            354,100
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.        COM      131347304     940,961  85,541,939   SH              DEFINED        1         85,541,939
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.        COM      131347304      35,936   3,266,901   SH              DEFINED        2          3,266,901
------------------------------------------------------------------------------------------------------------------------------------
Cambium Learning     COM      13201A107       6,811   1,737,514   SH              DEFINED        1          1,737,514
------------------------------------------------------------------------------------------------------------------------------------
Cambium Learning     COM      13201A107         827     210,848   SH              DEFINED        2            210,848
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle
International        COM      228227104   1,375,678  35,237,663   SH              DEFINED        1         35,237,663
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle
International        COM      228227104      53,098   1,360,100   SH              DEFINED        2          1,360,100
------------------------------------------------------------------------------------------------------------------------------------
Denbury Resources,
Inc.                 COM      247916208     172,547  11,658,600   SH              DEFINED        1         11,658,600
------------------------------------------------------------------------------------------------------------------------------------
Denbury Resources,
Inc.                 COM      247916208       3,072     207,600   SH              DEFINED        2            207,600
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.        COM      29364G103     270,340   3,303,278   SH              DEFINED        1          3,303,278
------------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising
Co.                  CL A     512815101     556,604  17,902,984   SH              DEFINED        1         17,902,984
------------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising
Co.                  CL A     512815101      22,874     735,730   SH              DEFINED        2            735,730
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global Inc.  CL A     530555101     360,328  16,445,822   SH              DEFINED        1         16,445,822
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global Inc.  CL A     530555101      15,716     717,279   SH              DEFINED        2            717,279
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global Inc.  CL C     530555101     527,984  24,164,029   SH              DEFINED        1         24,164,029
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global Inc.  CL C     530555101      15,522     710,408   SH              DEFINED        2            710,408
------------------------------------------------------------------------------------------------------------------------------------
Martin Marietta
Materials            COM      573284106     464,434   5,194,435   SH              DEFINED        1          5,194,435
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Martin Marietta
Materials            COM      573284106      16,702     186,800   SH              DEFINED        2            186,800
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Resources    COM      723787107     418,923   8,696,754   SH              DEFINED        1          8,696,754
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Resources    COM      723787107      14,480     300,600   SH              DEFINED        2            300,600
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver
Resources            COM      74837R104     349,902  23,311,254   SH              DEFINED        1         23,311,254
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver
Resources            COM      74837R104      25,125   1,673,900   SH              DEFINED        2          1,673,900
------------------------------------------------------------------------------------------------------------------------------------
SBA Communications
Corporation          COM      78388J106     188,681   5,523,443   SH              DEFINED        1          5,523,443
------------------------------------------------------------------------------------------------------------------------------------
Resolute Energy
Corp.                COM      76116A108     109,594   9,513,400   SH              DEFINED        1          9,513,400
------------------------------------------------------------------------------------------------------------------------------------
Resolute Energy
Corp.                COM      76116A108       3,777     327,900   SH              DEFINED        2            327,900
------------------------------------------------------------------------------------------------------------------------------------
Resolute Energy
Corp.                WARRANTS 76116A116      18,545   8,169,525   SH              DEFINED        1          8,169,525
------------------------------------------------------------------------------------------------------------------------------------
Resolute Energy
Corp.                WARRANTS 76116A116         635     279,753   SH              DEFINED        2            279,753
------------------------------------------------------------------------------------------------------------------------------------